EXCHANGE TRADED CONCEPTS TRUST

Janus Equal Risk Weighted Large Cap ETF
(formerly VelocityShares Equal Risk Weighted Large Cap ETF)
 (the “Fund”)

Supplement dated March 13, 2015 to the Currently Effective
Prospectus, Summary Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for the Fund and should be read in conjunction with those documents.

On January 15, 2015, Exchange Traded Concepts, LLC (“ETC”), the Fund’s adviser, underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Prior Advisory Agreement”).  Further, the Fund’s sub-advisory agreement between ETC and the Fund’s sub-adviser, Index Management Solutions, LLC (“IMS”) (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement.

In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Interim Advisory Agreement”).  At the meeting, the Board also approved an interim sub-advisory agreement between ETC, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra”), an existing sub-adviser of the Trust (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”). The Board determined to replace IMS as the Fund’s sub-adviser. Therefore, effective upon the closing of the Transaction, Dustin Lewellyn of Penserra became the Fund’s portfolio manager for the Interim Period (as defined below).

The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date (the “Interim Period”).  The Transaction has not affected, nor is it expected to affect, the nature or quality of the services provided to the Fund.  With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects:  (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice;  (c) with respect to the Interim Advisory Agreement, investment advisory fees earned under that agreement are paid into an escrow account, pending shareholder approval of a new advisory agreement with ETC; and (d) the parties to the Interim Sub-Advisory Agreement differ from the parties to the Prior Sub-Advisory Agreement in that Penserra, and not IMS, serves as interim sub-adviser for the Fund.

Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “New Advisory Agreement”).  At the meeting, the Board also approved, with respect to the Fund, a new sub-advisory agreement between ETC and Vident Investment Advisory, LLC (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”).

Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements.  It is anticipated that the Trust will submit the New Agreements to shareholders for approval at a Special Meeting of Shareholders to be held during the second quarter of 2015. Additional information regarding the Special Meeting of Shareholders, including additional information about the Transaction and the New Agreements, will be provided in the near future.

Please call 1-877-583-5624 for more information.

Please retain this supplement for future reference.

VEL-SK-008-0100

2

EXCHANGE TRADED CONCEPTS TRUST

ROBO-STOXTM Global Robotics and Automation Index ETF
 (the “Fund”)

Supplement dated March 13, 2015 to the Currently Effective
Prospectus, Summary Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for the Fund and should be read in conjunction with those documents.

On January 15, 2015, Exchange Traded Concepts, LLC (“ETC”), the Fund’s adviser, underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Prior Advisory Agreement”).  Further, the Fund’s sub-advisory agreement between ETC and the Fund’s sub-adviser, Index Management Solutions, LLC (“IMS”) (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement.

In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Interim Advisory Agreement”).  At the meeting, the Board also approved an interim sub-advisory agreement between ETC, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra”), an existing sub-adviser of the Trust (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”).  The Board determined to replace IMS as the Fund’s sub-adviser. Therefore, effective upon the closing of the Transaction, Dustin Lewellyn of Penserra became the Fund’s portfolio manager for the Interim Period (as defined below).

The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date (the “Interim Period”).  The Transaction has not affected, nor is it expected to affect, the nature or quality of the services provided to the Fund.  With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects:  (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice;  (c) with respect to the Interim Advisory Agreement, investment advisory fees earned under that agreement are paid into an escrow account, pending shareholder approval of a new advisory agreement with ETC; and (d) the parties to the Interim Sub-Advisory Agreement differ from the parties to the Prior Sub-Advisory Agreement in that Penserra, and not IMS, serves as interim sub-adviser for the Fund.

Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “New Advisory Agreement”).  At the meeting, the Board also approved, with respect to the Fund, a new sub-advisory agreement between ETC and Vident Investment Advisory, LLC (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”).

Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements.  It is anticipated that the Trust will submit the New Agreements to shareholders for approval at a Special Meeting of Shareholders to be held during the second quarter of 2015. Additional information regarding the Special Meeting of Shareholders, including additional information about the Transaction and the New Agreements, will be provided in the near future.

Please call 1-855-456-ROBO for more information.

Please retain this supplement for future reference.

ROB-SK-005-0100
2

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF
 (the “Fund”)

Supplement dated March 13, 2015 to the Currently Effective
Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and Statement of Additional Information for the Fund and should be read in conjunction with those documents.

On January 15, 2015, Exchange Traded Concepts, LLC (“ETC”), the Fund’s adviser, underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Prior Advisory Agreement”).  Further, the Fund’s sub-advisory agreement between ETC and the Fund’s sub-adviser, Penserra Capital Management, LLC (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement.

In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Interim Advisory Agreement”).  At the meeting, the Board also approved an interim sub-advisory agreement between ETC, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra”) (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”).

The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date.  The Transaction has not affected, nor is it expected to affect, the nature or quality of the services provided to the Fund.  With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects:  (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice; and (c) with respect to the Interim Advisory Agreement, investment advisory fees earned under that agreement are paid into an escrow account, pending shareholder approval of a new advisory agreement with ETC.

Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “New Advisory Agreement”).  At the meeting, the Board also approved, with respect to the Fund, a new sub-advisory agreement between ETC and Penserra (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”).

Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements.  It is anticipated that the Trust will submit the New Agreements to shareholders for approval at a Special Meeting of Shareholders to be held during the second quarter of 2015. Additional information regarding the Special Meeting of Shareholders, including additional information about the Transaction and the New Agreements, will be provided in the near future.

Please call 1-855-888-9892 for more information.

Please retain this supplement for future reference.

EMQ-SK-001-0100
2

EXCHANGE TRADED CONCEPTS TRUST

Forensic Accounting ETF
(the “Fund”)

Supplement dated March 13, 2015 to the Currently Effective
Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and Statement of Additional Information for the Fund and should be read in conjunction with those documents.

On January 15, 2015, Exchange Traded Concepts, LLC (“ETC”), the Fund’s adviser, underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Prior Advisory Agreement”).  Further, the Fund’s sub-advisory agreement between ETC and the Fund’s sub-adviser, Index Management Solutions, LLC (“IMS”) (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement.

In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Interim Advisory Agreement”).  At the meeting, the Board also approved an interim sub-advisory agreement between ETC, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra”), an existing sub-adviser of the Trust (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”).  The Board determined to replace IMS as the Fund’s sub-adviser. Therefore, effective upon the closing of the Transaction, Dustin Lewellyn of Penserra became the Fund’s portfolio manager for the Interim Period (as defined below).

The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date (the “Interim Period”).  The Transaction has not affected, nor is it expected to affect, the nature or quality of the services provided to the Fund.  With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects:  (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice;  (c) with respect to the Interim Advisory Agreement, investment advisory fees earned under that agreement are paid into an escrow account, pending shareholder approval of a new advisory agreement with ETC; and (d) the parties to the Interim Sub-Advisory Agreement differ from the parties to the Prior Sub-Advisory Agreement in that Penserra, and not IMS, serves as interim sub-adviser for the Fund.

Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “New Advisory Agreement”).  At the meeting, the Board also approved, with respect to the Fund, a new sub-advisory agreement between ETC and Vident Investment Advisory, LLC (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”).

Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements.  It is anticipated that the Trust will submit the New Agreements to shareholders for approval at a Special Meeting of Shareholders to be held during the second quarter of 2015. Additional information regarding the Special Meeting of Shareholders, including additional information about the Transaction and the New Agreements, will be provided in the near future.

Please call 1-855-545-FLAG for more information.

Please retain this supplement for future reference.

IDS-SK-005-0100

2

EXCHANGE TRADED CONCEPTS TRUST

YieldShares High Income ETF
 (the “Fund”)

Supplement dated March 13, 2015 to the Currently Effective
Prospectus, Summary Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for the Fund and should be read in conjunction with those documents.

On January 15, 2015, Exchange Traded Concepts, LLC (“ETC”), the Fund’s adviser, underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Prior Advisory Agreement”).  Further, the Fund’s sub-advisory agreement between ETC and the Fund’s sub-adviser, Index Management Solutions, LLC (“IMS”) (the “Prior Sub-Advisory Agreement” and, together with the Prior Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement.

In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “Interim Advisory Agreement”).  At the meeting, the Board also approved an interim sub-advisory agreement between ETC, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra”), an existing sub-adviser of the Trust (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”).  The Board determined to replace IMS as the Fund’s sub-adviser. Therefore, effective upon the closing of the Transaction, Dustin Lewellyn of Penserra became the Fund’s portfolio manager for the Interim Period (as defined below).

The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date (the “Interim Period”).  The Transaction has not affected, nor is it expected to affect, the nature or quality of the services provided to the Fund.  With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects:  (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice;  (c) with respect to the Interim Advisory Agreement, investment advisory fees earned under that agreement are paid into an escrow account, pending shareholder approval of a new advisory agreement with ETC; and (d) the parties to the Interim Sub-Advisory Agreement differ from the parties to the Prior Sub-Advisory Agreement in that Penserra, and not IMS, serves as interim sub-adviser for the Fund.

Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of the Fund, and ETC (the “New Advisory Agreement”).  At the meeting, the Board also approved, with respect to the Fund, a new sub-advisory agreement between ETC and Vident Investment Advisory, LLC (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”).

Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements.  It is anticipated that the Trust will submit the New Agreements to shareholders for approval at a Special Meeting of Shareholders to be held during the second quarter of 2015. Additional information regarding the Special Meeting of Shareholders, including additional information about the Transaction and the New Agreements, will be provided in the near future.

Please call 1-855-796-3863 for more information.

Please retain this supplement for future reference.

YYY-SK-003-0100
2

EXCHANGE TRADED CONCEPTS TRUST

Yorkville High Income MLP ETF
Yorkville High Income Infrastructure MLP ETF
(the “Funds”)

Supplement dated March 13, 2015 to the Currently Effective
Summary Prospectuses, Prospectus and Statement of Additional Information

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information for the Funds and should be read in conjunction with those documents.

On January 15, 2015, Exchange Traded Concepts, LLC (“ETC”), the Funds’ adviser, and Yorkville ETF Advisors, LLC (“Yorkville”), the Funds’ sub-adviser, underwent a change in control as a result of a change in control of their direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”).

Under the Investment Company Act of 1940, the Transaction resulted in the assignment and the automatic termination of (i) the investment advisory agreement between Exchange Traded Concepts Trust (the “Trust”), on behalf of the Funds, and ETC (the “Prior Advisory Agreement”) and (ii) the sub-advisory agreement between ETC, on behalf of the Funds, and Yorkville (the “Prior Yorkville Sub-Advisory Agreement”). Further, the Funds’ sub-advisory agreement between ETC and the Funds’ trading sub-adviser, Index Management Solutions, LLC (“IMS”) (the “Prior IMS Sub-Advisory Agreement” and, collectively with the Prior Advisory Agreement and the Prior Yorkville Sub-Advisory Agreement, the “Prior Agreements”), automatically terminated as a result of the termination of the Prior Advisory Agreement.

In anticipation of the Transaction, at a special meeting of the Board of Trustees (the “Board”) of the Trust held on December 19, 2014, the Board approved an interim investment advisory agreement between the Trust, on behalf of each Fund, and ETC (the “Interim Advisory Agreement”).  At the meeting, the Board also approved interim sub-advisory agreements between ETC, on behalf of each Fund, and Yorkville (the “Yorkville Interim Sub-Advisory Agreement”) and Penserra Capital Management, LLC, an existing sub-adviser of the Trust (the “Penserra Interim Sub-Advisory Agreement” and, collectively with the Interim Advisory Agreement and the Yorkville Interim Sub-Advisory Agreement, the “Interim Agreements”).  The Board determined to replace IMS with Penserra.  Additionally, effective upon the closing of the Transaction, Dustin Lewellyn of Penserra replaced Darren Schuringa of Yorkville as the Funds’ portfolio manager.

The Interim Agreements became effective upon the closing of the Transaction on January 15, 2015 and will remain in effect for no longer than 150 days from that date.  The Transaction has not affected, nor is it expected to affect, the nature or quality of the services provided to the Funds.  With the exception of the differences discussed below, the terms of the Interim Agreements, including the advisory fees payable under the Interim Agreements, are identical to the terms of the Prior Agreements. The Interim Agreements differ from the Prior Agreements in the following key respects:  (a) the term of each Interim Agreement is 150 days or until a new agreement is approved by shareholders, whichever is shorter; (b) they are terminable by the Trust or shareholders on 10 days’ notice;  (c) with respect to the Interim Advisory Agreement and the Yorkville Interim Sub-Advisory Agreement, investment advisory fees earned under those agreements are paid into an escrow account, pending shareholder approval of new advisory and sub-advisory agreements with ETC and Yorkville, respectively; and (d) the parties to the Penserra Interim Sub-Advisory Agreement differ from the parties to the Prior IMS Sub-Advisory Agreement in that Penserra, and not IMS, serves as interim sub-adviser for the Funds.

Most recently, at a special meeting of the Board held on January 22, 2015, the Board approved a new investment advisory agreement between the Trust, on behalf of each Fund, and ETC (the “New Advisory Agreement”).  At the meeting, the Board also approved, with respect to each Fund, a new sub-advisory agreement between ETC and Yorkville (the “New Yorkville Sub-Advisory Agreement”) and a new sub-advisory agreement between ETC and Penserra (the “New Penserra Sub-Advisory Agreement” and, collectively with the New Yorkville Sub-Advisory Agreement and the New Advisory Agreement, the “New Agreements”).

Before the New Agreements can take effect, shareholders of record must vote to approve the New Agreements.  It is anticipated that the Trust will submit the New Agreements to shareholders for approval at a Special Meeting of Shareholders to be held during the second quarter of 2015. Additional information regarding the Special Meeting of Shareholders, including additional information about the Transaction and the New Agreements, will be provided in the near future.

Please call 1-855-YES-YETF for more information.

Please retain this supplement for future reference.
YCM-SK-005-0100

2